10. OTHER ITEMS OF THE STATEMENT OF COMPREHENSIVE INCOME (Details 4) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial results [Line Items]
Gain on monetary position, net				$ 403
Total finance income		9	23	30
Total financial expenses		177	187	184
Total other financial results		84	175	(808)
Total financial results, net		(84)	11	(559)
Foreign currency exchange difference, net [member]
Disclosure of financial results [Line Items]
Total other financial results		14	(6)	(780)
Changes in the fair value of financial instruments [member]
Disclosure of financial results [Line Items]
Total other financial results		30	88	44
Gains (losses) from present value measurement [member]
Disclosure of financial results [Line Items]
Total other financial results		2	55	(74)
Results for the repurchase of corporate bonds [member]
Disclosure of financial results [Line Items]
Total other financial results		38	25	2
Other financial results [member]
Disclosure of financial results [Line Items]
Total other financial results			13
Commercial interest [member]
Disclosure of financial results [Line Items]
Total financial expenses			(2)
Fiscal interest [member]
Disclosure of financial results [Line Items]
Total financial expenses		(3)	(6)	(7)
Financial interest [member]
Disclosure of financial results [Line Items]
Total finance income		1	11	23
Total financial expenses	[1]	(164)	(165)	(157)
Other interest [member]
Disclosure of financial results [Line Items]
Total finance income		8	12	7
Total financial expenses		(3)	(10)	(15)
Other financial expenses [member]
Disclosure of financial results [Line Items]
Total financial expenses		$ (7)	$ (4)	$ (5)

[1]	Net of US$ 10 million, US$ 17 million and US$ 8 million capitalized in property, plant and equipment for the years ended December 31, 2020, 2019 and 2018, respectively.